Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Deferred Tax Assets and Liabilities by Type of Temporary Difference
The amount of deferred tax assets and liabilities by type of temporary difference can be detailed as follows
:

	2019
Million US dollar	Assets	Liabilities	Net
Property, plant and equipment	415	(2 550)	(2 135)
Intangible assets	112	(10 327)	(10 215)
Inventories	119	(67)	52
Trade and other receivables	52	(1)	51
Interest-bearing loans and borrowings	706	(603)	103
Employee benefits	631	(3)	628
Provisions	467	(22)	445
Derivatives	23	(21)	2
Other items	311	(861)	(550)
Loss carry forwards	515	—	515
Gross deferred tax assets/(liabilities)	3 350	(14 455)	(11 105)
Netting by taxable entity	(1 631)	1 631	—
Net deferred tax assets/(liabilities)	1 719	(12 824)	(11 105)

	2018 restated
Million US dollar	Assets	Liabilities	Net
Property, plant and equipment	381	(2 665)	(2 284)
Intangible assets	115	(10 665)	(10 550)
Inventories	101	(67)	34
Trade and other receivables	142	(62)	80
Interest-bearing loans and borrowings	535	(618)	(83)
Employee benefits	673	(5)	668
Provisions	483	(27)	456
Derivatives	33	(58)	(25)
Other items	215	(736)	(521)
Loss carry forwards	577	—	577
Gross deferred tax assets/(liabilities)	3 255	(14 903)	(11 648)
Netting by taxable entity	(1 738)	1 738	—
Net deferred tax assets/(liabilities)	1 517	(13 165)	(11 648)

Summary of Change in Net Deferred Tax Assets and Liabilities
The change in net deferred taxes recorded in the consolidated statement of financial position can be detailed as follows:

Million US dollar	2019	2018 restated	2017 restated
Balance at 1 January	(11 648)	(11 857)	(13 442)
Recognized in profit or loss	19	95	1 929
Recognized in other comprehensive income	109	(130)	(134)
Acquisitions through business combinations	(18)	(23)	(74)
Reclassified as held for sale	363	—	—
Other movements and effect of changes in foreign exchange rates	70	267	(136)
Balance at 31 December	(11 105)	(11 648)	(11 857)